Summary of Significant Accounting Policies - Cost of Products Sold (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Accounting Policies [Abstract]
Cost Of Goods Sold, Storage And Warehouse Costs	$ 65.4	$ 41.5	$ 40.6